Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 3,771.1	$ 5,462.6	[1]	$ 5,071.1	[1]
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,532.5	3,345.6		2,959.0
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	76.0	76.4		150.5
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	161.6	377.0		431.8
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	383.0	603.3		442.5
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	544.0	923.7		966.1
Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	74.0	136.6		121.2
Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,114.4	2,234.4		2,358.3
Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	653.9	576.3		460.1
Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,071.5	1,397.0		1,104.3
Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	920.0	1,245.7		1,132.8
All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	11.3	9.2		15.6
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,366.2	3,592.3		3,373.0
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,962.7	2,549.0		2,253.8
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	49.7	21.3		87.0
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	77.1	272.0		318.2
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	6.9	59.1		40.3
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	237.7	614.3		644.6
Aircraft [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	32.1	76.6		29.1
Aircraft [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,103.7	2,184.7		2,276.2
Aircraft [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	239.5	89.9		92.5
Aircraft [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,015.3	1,311.9		997.4
Aircraft [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE		0.2
Aircraft [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	7.7	5.6		6.9
Long-term contracts (Defense BU) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	296.9	399.1		267.5
Long-term contracts (Defense BU) [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE		0.1		1.9
Long-term contracts (Defense BU) [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.3	1.3		0.6
Long-term contracts (Defense BU) [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.1	2.1		0.7
Long-term contracts (Defense BU) [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	230.9	378.8		243.3
Long-term contracts (Defense BU) [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	64.9	13.5		12.6
Long-term contracts (Defense BU) [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7	3.3		8.4
Long-term contracts (Defense BU) [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	296.9	397.9		267.5
Long-term contracts (Defense BU) [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE		1.2
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	92.8	151.5		191.2
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	61.0	98.6		130.9
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.4	19.2		11.9
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.6	5.7		5.0
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	13.3	8.6		2.9
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.0	12.5		8.9
Others [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4.5	6.9		31.6
Others [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10.7	49.7		82.1
Others [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	19.9	16.0		2.0
Others [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	56.2	85.1		106.9
Others [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4.9	0.7		0.2
Others [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.1
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	786.4	882.8		805.5
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	385.6	437.5		353.7
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	22.4	26.6		42.2
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	56.4	72.6		92.3
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	91.9	101.3		45.3
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	198.7	205.1		230.3
Service [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	31.4	39.7		41.7
Service [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	73.7	65.2		31.1
Service [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	712.7	817.5		774.2
Service [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE		0.1		0.2
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	228.8	436.9		433.9
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	123.2	260.4		218.7
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3.2	8.0		8.8
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	19.4	24.6		15.6
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	40.0	55.5		110.7
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	37.7	78.3		69.7
Spare Parts [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.3	10.1		10.4
Spare Parts [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23.9	7.3		67.0
Spare Parts [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	202.4	426.1		358.4
Spare Parts [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 2.5	$ 3.5		$ 8.5

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).